Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: February 12, 2025

Payment Date	2/18/2025
Collection Period Start	1/1/2025
Collection Period End	1/31/2025
Interest Period Start	1/15/2025
Interest Period End	2/17/2025

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$—	$—	$—	—	Sep-25
Class A-2b Notes	$—	$—	$—	—	Sep-25
Class A-3 Notes	$400,921,808.05	$33,274,412.34	$367,647,395.71	0.581905	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$618,031,808.05	$33,274,412.34	$584,757,395.71

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$669,249,104.87	$633,180,135.43	0.306378
YSOC Amount	$46,469,512.53	$43,674,955.43
Adjusted Pool Balance	$622,779,592.34	$589,505,180.00
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$—	3.74000%	30/360	$—
Class A-2b Notes	$—	5.05654%	ACT/360	$—
Class A-3 Notes	$400,921,808.05	3.66000%	30/360	$1,222,811.51
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$618,031,808.05			$1,942,199.76

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$669,249,104.87	$633,180,135.43
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$622,779,592.34	$589,505,180.00
Number of Receivables Outstanding	55,498	54,249
Weighted Average Contract Rate	3.57%	3.57%
Weighted Average Remaining Term (months)	31.5	30.5

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,050,352.43
Principal Collections	$35,720,131.85
Liquidation Proceeds	$197,292.36
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$37,967,776.64
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$37,967,776.64

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$557,707.59	$557,707.59	$—	$—	$37,410,069.05
Interest - Class A-1 Notes	$—	$—	$—	$—	$37,410,069.05
Interest - Class A-2a Notes	$—	$—	$—	$—	$37,410,069.05
Interest - Class A-2b Notes	$—	$—	$—	$—	$37,410,069.05
Interest - Class A-3 Notes	$1,222,811.51	$1,222,811.51	$—	$—	$36,187,257.54
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$35,694,919.29
First Allocation of Principal	$—	$—	$—	$—	$35,694,919.29
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$35,627,310.96
Second Allocation of Principal	$—	$—	$—	$—	$35,627,310.96
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$35,553,369.29
Third Allocation of Principal	$9,526,628.05	$9,526,628.05	$—	$—	$26,026,741.24
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$25,941,241.24
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$6,941,241.24
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,941,241.24
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$2,193,456.95
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,193,456.95
Remaining Funds to Certificates	$2,193,456.95	$2,193,456.95	$—	$—	$—
Total	$37,967,776.64	$37,967,776.64	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$46,469,512.53
Increase/(Decrease)	$(2,794,557.10)
Ending YSOC Amount	$43,674,955.43

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$622,779,592.34	$589,505,180.00
Note Balance	$618,031,808.05	$584,757,395.71
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.06%	22	$348,837.59
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	212	$197,292.36
Monthly Net Losses (Liquidation Proceeds)			$151,545.23
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.27%
Second Preceding Collection Period			0.39%
Preceding Collection Period			0.21%
Current Collection Period			0.28%
Four-Month Average Net Loss Ratio			0.29%
Cumulative Net Losses for All Periods			$5,695,767.76
Cumulative Net Loss Ratio			0.28%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.54%	211	$3,400,698.91
60-89 Days Delinquent	0.20%	76	$1,259,435.43
90-119 Days Delinquent	0.07%	26	$457,323.89
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.81%	313	$5,117,458.23

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		9	$155,086.75
Total Repossessed Inventory		17	$330,382.64

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		102	$1,716,759.32
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.16%
Second Preceding Collection Period			0.19%
Preceding Collection Period			0.25%
Current Collection Period			0.27%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of January 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.81	0.13%	48	0.09%